Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurement on recurring basis
The redeemable noncontrolling interest is measured at fair value on a recurring basis as of December 31, 2016 and is classified using the fair value hierarchy in the tables below:

	December 31, 2016
(in thousands)	Total	Level 1	Level 2	Level 3
Redeemable noncontrolling interest:
Put/call option	€351	€—	€—	€351
Total mezzanine equity	€351	€—	€—	€351